Supplemental Cash Flow Information and Non-Cash Activities	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information and Non-Cash Activities
Supplemental Cash Flow Information and Non-Cash Activities

17. Supplemental Cash Flow Information and Non-Cash Activities

	2011		2012		2013
	(In millions of Korean Won)
Supplemental cash flow information
Cash paid during the year for income taxes	~~W~~	3,832	~~W~~	3,727	~~W~~	2,373
Interest paid		58		55		24
Supplemental non-cash activities
Reclassification of long-term deferred revenue to deferred revenue	~~W~~	3,978	~~W~~	1,562	~~W~~	1,922
Reclassification of prepayment to intangible assets		1,392		312		1,361